Derivative financial instruments	6 Months Ended
Jun. 30, 2026
Derivative financial instruments
Derivative financial instruments

3.Derivative financial instruments

	30 June 2026		31 December 2025
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Interest rate swaps	3,705	—	3,055	(306)
Forward freight agreements and related bunker swaps	10,039	(16,438)	1,238	(1,496)
Commodity contracts and derivatives	37,360	(43,931)	24,696	(23,007)
Forward foreign exchange contracts	—	—	22	—
	51,104	(60,369)	29,011	(24,809)

Non-current	2,869	—	3,055	(411)
Current	48,235	(60,369)	25,956	(24,398)
	51,104	(60,369)	29,011	(24,809)

As at 30 June 2026, the Group has interest rate swaps with total notional principal amounting to US$191.4 million (31 December 2025: US$199.6 million). The Group’s interest rate swaps mature between 2027 to 2029.

Interest rate swaps were transacted to hedge the interest rate risk on bank borrowings. After taking into account the effects of these contracts, for part of the bank borrowings, the Group would effectively pay fixed interest rates ranging from 2.0% per annum to 3.7% per annum and would receive a variable rate based on US$ SOFR. Hedge accounting was adopted for these contracts.

Forward freight agreements and related bunker swaps were transacted to hedge freight rates and bunker price risks. Hedge accounting was adopted for these contracts.

Commodity contracts and derivatives comprise physical buy and sell commodity contracts measured at fair value through profit or loss, and commodity derivative contracts. The Group did not adopt hedge accounting for these contracts.

Forward foreign exchange contracts were transacted to hedge foreign exchange risks. The Group did not adopt hedge accounting for these contracts.